RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Amounts Due From Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Amounts due from related parties [Line Items]
Amounts due from related parties		$ 16,484	$ 1,001
Gummy Inc., subsidiary of Oak Pacific Holdings ("OPH") [Member]
Amounts due from related parties [Line Items]
Amounts due from related parties	[1]	19	20
Beijing Qian Xiang Hu Lian Technology Development Co., Ltd., subsidiary of OPH [Member]
Amounts due from related parties [Line Items]
Amounts due from related parties	[1]	$ 365	342
Qingting, equity investee of the Company [Member]
Amounts due from related parties [Line Items]
Amounts due from related parties			220
JMOOP, equity investee of the Company [Member]
Amounts due from related parties [Line Items]
Amounts due from related parties	[2]		$ 419
Golden Axe, equity investee of the Company [Member]
Amounts due from related parties [Line Items]
Amounts due from related parties	[2]	$ 15,963
Intermediary [Member]
Amounts due from related parties [Line Items]
Amounts due from related parties		$ 137

[1]	OPH is an entity controlled by the CEO of the Company. The two subsidiaries of OPH, Gummy Inc. and Hu Lian have acted as collection agents of the Company during 2014 and 2015.
[2]	The balance mainly represents the loans to Shenzhen Golden Axe Co., Ltd. and Golden Axe Inc. (collectively, “Golden Axe”). Since December 2014, the Company entered into a series of loan agreements with Golden Axe, pursuant to which, short-term loans with an aggregate amount of $15,804 were provided by the Company. Among the loans, $3,320 bears interest of 5% per annum and the rest is interest-free. All the loans were expected to be repaid within 12 months. In December 2015, Golden Axe became an equity investee of the Company.